STOCKHOLDERS DEFICIT (Details Narrative)	1 Months Ended	12 Months Ended
	Oct. 11, 2019 shares	Dec. 29, 2019 USD ($) $ / shares shares
Common stock issued to consultants		260,000
Stock warrants issued to placement agent		32,801
Stock warrants issued to placement agent, Exercise price | $ / shares		$ 1.65
Stock warrants issued to placement agent, Fair value | $		$ 15,421
Articles of Incorporation amended changing the shares authorized		The number of preferred shares authorized from 500,000 shares to 2,000,000 and it also increased the number common shares authorized to 50,000,000 from 19,000,000.
Share Exchange [Member] | Maxim Partners [Member]
Shares issued to related party as consideration		820,000
Share Exchange [Member] | January 1, 2017 [Member] | BTND, LLC [Member]
Shares issued to related party as consideration		6,596,000
Private Placement [Member]
Stock warrants issued to placement agent		205,002
Stock warrants issued to placement agent, Exercise price | $ / shares		$ 2.00
Common shares issued | $		$ 410,004
Warrants and Rights Outstanding, Maturity Date		Jul. 31, 2023
Net proceeds from stock issued | $		$ 492,266
Officers Directors Employees And Consultants [Member]
Stock warrants issued to placement agent	9,000
Number of employees	30
Officers Directors Employees And Consultants [Member] | 2019 Incentive Plan [Member]
Common shares reserved for future issuance		500,000